Derivatives and Fair Value Measurements - Significant Other Observable Inputs (Detail) (Level 2-Significant other observable inputs [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Net Assets (Liabilities)	$ (2,389)	$ (36,456)
Swaps [Member] | Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	6
Swaps [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(2,076)	(11,122)
Swaps [Member] | Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(319)	(621)
FSIRS [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities		$ (24,713)